Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Schedule of servicing assets at amortized value
Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2014	2013	2012
Mortgage servicing rights:
Carrying amount, net, beginning of year	$9,013	$7,763	$9,301
Additions	1,026	2,436	3,399
Amortization	(1,631)	(2,479)	(3,634)
Change in valuation allowance	205	1,293	(1,303)
Carrying amount, net, end of year	$8,613	$9,013	$7,763
Valuation allowance:
Beginning of year	$1,031	$2,324	$1,021
Change in valuation allowance	(205)	(1,293)	1,303
End of year	$826	$1,031	$2,324